Company information	12 Months Ended
Jun. 30, 2012
Company Information [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Company information

Noah Education Holdings Ltd. (the "Company"), its subsidiaries and variable interest entities ("VIEs") (hereinafter collectively referred to as the "Group") is engaged in the business of providing kindergarten education, primary and secondary education, and after-class English language learning service in the People's Republic of China (the "PRC").

Before June 8, 2011, the Group was also engaged in Electronic Learning Products ("ELP") business, which provided interactive electronic educational materials, developing and providing content targeting primarily Chinese elementary, middle and high school students in the PRC with content focused on interactive, multimedia learning materials that complement the Chinese national and local school curricula, covering subjects such as English, Chinese, physics, chemistry, geography and history. Such ELP business was discontinued with effect from June 8, 2011 (See note 11).

VIE arrangements

Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of online operations and primary and secondary educational services business. Accordingly, the Group conducts its operations in China principally through contractual arrangements among its PRC subsidiaries, two PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group's PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, software development and maintenance agreement, technology supporting and consulting, service agreements, operation and management agreement and content providing agreement. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements.

To comply with PRC laws and regulations relating to foreign ownership restrictions, the Group currently conducts its primary and secondary education services business and online operations in China through contractual arrangements with Shenzhen Wentai Investment Co., Ltd. ("Wentai Investment") and Changsha Leisen Education Software Co., Ltd. ("Leisen Education"), respectively, (collectively referred as the "Two PRC Affiliated Entities") and the equity holders of the Two PRC Affiliated Entities, who are PRC nationals. To provide the Company effective control over the Two PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Two PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered between Leisen Education, Wentai Investment and their respective direct equity holders.

Contractual arrangements with Leisen Education and its Shareholders

The Company's relationships with Leisen Education and its shareholders are governed by a series of contractual arrangements. Under PRC laws, each of Leisen Education and Changsha Little New Star Animation Digital Technology Co., Ltd ("Animation Digital") is an independent legal person and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Leisen Education and Animation Digital, Leisen Education does not transfer any other funds generated from its operations to Animation Digital.

Agreements that provide effective control over Leisen Education

Equity Pledge Agreement. Pursuant to the equity pledge agreement between Animation Digital and Mr. Dong Xu, the shareholder of Leisen Education, who pledged all of his equity interest in Leisen Education to Animation Digital to guarantee the performance of Leisen Education's obligations under the software development and maintenance agreement, the exclusive technology supporting and consulting service agreement and the content providing agreement. If Leisen Education or Mr. Dong Xu breaches its respective contractual obligations, Animation Digital, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Mr. Dong Xu agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on his equity interest in Leisen Education without the prior written consent of Animation Digital.

Option Agreement. Under the option agreement between Mr. Dong Xu and Animation Digital, Mr. Dong Xu irrevocably granted Animation Digital or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Leisen Education within ten years upon the effectiveness of the option agreement. The exercise price for purchasing all of the share capital of Leisen Education is RMB2.8 million which is equal to the loan granted to Mr. Xu by Animation Digital. Animation Digital may exercise the option at any time or times at its sole discretion. Without Animation Digital's prior written consent, Mr. Dong Xu shall not transfer or otherwise dispose of any equity interests in Leisen Education or allow Leisen Education to declare any dividends. The Option Agreement shall not be unilaterally terminated without Animation Digital's prior consent.

Loan Agreement. Pursuant to the loan agreement between Animation Digital and Mr. Dong Xu, Animation Digital agreed to grant a loan of RMB2.8 million to Mr. Dong Xu for his investment in the share capital of Leisen Education. Mr. Dong Xu is not required to make any interest payment to Animation Digital. Without Animation Digital's prior consent, Mr. Dong Xu shall not pledge his equity interests in Leisen Education to any third party. Mr. Dong Xu agreed to repay the loan upon the receipt of the repayment notification of Animation Digital at any time. The loan can be repaid only with the proceeds from transfer of the Mr. Dong Xu’s equity interest in Leisen Education to Animation Digital.

Power of Attorney. Mr. Dong Xu, the sole shareholder of Leisen Education, has executed a power of attorney to any person designated by Animation Digital to irrevocably authorize such person to vote as his attorney-in-fact on all of the matters of Leisen Education requiring shareholder approval. The term of each of this power of attorney is ten years from the date thereof.

Agreements that transfer economic benefits to the Company

Software Development and Maintenance Agreement. Pursuant to the software development and maintenance agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to develop software related to the website owned and operated by Leisen Education, and to provide subsequent software maintenance and management services to Leisen Education. The software developed by Animation Digital thereunder remains the property of Animation Digital, but is exclusively licensed to Leisen Education. Leisen Education agrees to pay annual service fees of 40% of its total annual operating revenue to us. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

Exclusive Technology Supporting and Consulting Service Agreement. Pursuant to the exclusive technology supporting and consulting service agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education technology supporting and consulting services related to the business operations of Leisen Education. Any and all intellectual property created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Leisen Education agrees to pay annual service fees of 40% of its total annual operating revenue to us. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

Content Providing Agreement. Pursuant to the content providing agreement between Animation Digital and Leisen Education, Animation Digital has the exclusive and irrevocable right to provide to Leisen Education the content needed for the website owned and operated by Leisen Education. Any and all intellectual properties created by Animation Digital in connection with services provided to Leisen Education under the agreement remains the property of Animation Digital. Leisen Education agrees to pay annual service fees of 10% of its total annual revenue to the Company. Leisen Education agrees to pay annual service fees of 10% of its total annual operating revenue to us. The term of this agreement is ten years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

Contractual arrangements with Wentai Investment and its Shareholders

The Company's relationships with Wentai Investment and its shareholders are governed by a series of contractual arrangements. Under PRC laws, each of the shareholder of Wentai Investment and Shenzhen Wentai Education Industry Development Co., Ltd. ("Wentai Education") is an independent legal person and neither of them is exposed to liabilities incurred by the other party. Other than pursuant to the contractual arrangements between Wentai Investment and Wentai Education, Wentai Investment does not transfer any other funds generated from its operations to Wentai Education.

Agreements that provide effective control over Wentai Investment

Equity Pledge Agreement. Pursuant to the equity pledge agreement dated April 23, 2010 between Wentai Education and the shareholders of Wentai Investment, namely Mr. Dong Xu and Mr. Qicai Du, each shareholder pledged all of his equity interest in Wentai Investment to Wentai Education to guarantee the performance of service agreements by Wentai Investment and its schools that they had entered into with Wentai Education. Separately, Wentai Education has entered into an equity pledge agreement with Wentai Investment on April 23, 2010, pursuant to which Wentai Investment pledged all of its 67% equity interest in Guangzhou Zhongda Foundation Education Investment Management Co., Ltd. ("Zhongda Foundation") to Wentai Education for the same purpose. If Wentai Investment or any of its shareholders breaches its respective contractual obligations under the equity pledge agreements, Wentai Education, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests. Wentai Investment and its shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in Zhongda Foundation and Wentai Investment, respectively, without the prior written consent of Wentai Education.

Option Agreement. Under the option agreement dated April 23, 2010 between the shareholders of Wentai Investment and Wentai Education, the shareholders of Wentai Investment irrevocably granted Wentai Education or its designated person an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Wentai Investment within 20 years upon the effectiveness of the option agreement. The exercise price for purchasing all of the share capital of Wentai Investment is RMB 30 million which is the registered capital of Wentai Investment. Wentai Education may exercise the option at any time or times at its sole discretion. Without Wentai Education's prior written consent, the shareholders of Wentai Investment shall not transfer, pledge or otherwise dispose of any equity interests in Wentai Investment or allow Wentai Investment to declare any dividends. The Option Agreement shall not be unilaterally terminated without Wentai Education's prior consent.

Loan Agreement. Pursuant to the loan agreement between Wentai Education and the shareholders of Wentai Investment, dated March 12, 2010, Wentai Education agreed to lend RMB21 million to Mr. Dong Xu and RMB9 million to Mr. Qicai Du for their investment in the share capital of Wentai Investment. The loan is interest-free and with a term of 20 years. Without Wentai Education's prior consent, Mr. Xu and Mr. Du shall not pledge their equity interests in Wentai Investment to any third party. Mr. Dong Xu and Mr. Qicai Du agreed to repay the loan upon the receipt of the repayment notification of Wentai Education at any time. The loan can be repaid only with the proceeds from transfer of the Mr. Dong Xu and Mr. Qicai Du’s equity interest in Wentai Investment to Wentai Education.

Operation and Management Agreement. Pursuant to the operation and management agreement dated April 23, 2010 among Wentai Education, Wentai Investment and the shareholders of Wentai Investment, Mr. Dong Xu and Mr. Qicai Du, Wentai Education will provide policy directions and instructions on Wentai Investment's daily operations and financial management. The shareholders of Wentai Investment must designate the candidates recommended by Wentai Education as their representatives on Wentai Investment's board of directors, and Wentai Investment must appoint such candidates. Wentai Investment must also appoint any candidate nominated by Wentai Education to be its senior executive. In addition, Wentai Education agrees to guarantee Wentai Investment's performance under any business agreements or arrangements with any third party. Moreover, Wentai Investment agrees that without the prior consent of Wentai Education, Wentai Investment will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Wentai Investment and Zhongda Foundation, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The term of this agreement is twenty years from the date thereof and will be automatically renewed for twenty years unless otherwise terminated in writing by Wentai Education.

Power of Attorney. Mr. Dong Xu and Mr. Qicai Du, the only shareholders of Wentai Investment, have each executed a power of attorney to any person designated by Wentai Education to irrevocably authorize such person to vote as his attorney-in-fact on all of the matters of Wentai Investment requiring shareholder approval. The term of each of these powers of attorney is twenty years from the date thereof.

Agreements that Transfer Economic Benefits to the Company

Service Agreement. Pursuant to the service agreement dated October 28, 2010 between Wentai Education and Wentai Investment, Wentai Investment agreed to pay Wentai Education an annual service fee of 95% of its annual net income. Pursuant to service agreements between Wentai Education and schools held by Wentai Investment or Zhongda Foundation, each of the schools agreed to pay Wentai Education an annual service fee of 17% of its total annual revenues. Wentai Investment and these schools irrevocably and exclusively retain Wentai Education as their provider of support and advisory services on education management. Any intellectual property developed during the performance of the agreements remain the property of Wentai Education. The term of the service agreements is 20 years from the date thereof and will be automatically renewed for one year if no party puts forward written objection in the term.

These contractual arrangements allow the Group to effectively control the Two PRC Affiliated Entities and their subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Two PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Two PRC Affiliated Entities, the Group has consolidated the financial results of the Two PRC Affiliated Entities and their subsidiaries.

However, there are certain risks related to the VIEs arrangements, which include but are not limited to the following:

•	If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;
•	The Group rely on contractual arrangements with the VIEs and its equity holders for substantially all of its China operations, which may not be as effective as direct ownership in providing operational control; and
•	The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In June 2009, the Financial Accounting Standards Board ("FASB") issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Company adopted the new guidance for the year ended June 30, 2011.

The Company, through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs' economic performance and (2) the right to receive benefits from the VIEs.

The VIEs are principally engaged in the provision of online operations and primary and secondary educational services in the PRC. The financial information of the Company's VIEs and VIEs' subsidiaries as of June 30, 2011 and 2012 and for the years ended June 30, 2010, 2011 and 2012 is as follows.
	As of June 30,
	2011	2012
	RMB	RMB

Total assets	147,887,140	135,661,665
Total liabilities	83,743,672	80,308,583

	Year ended June 30,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue	20,408,152	68,275,955	83,276,644
Net income	11,253,040	18,073,609	15,690,361
Net cash provided by (used in) operating activities	1,944,389	(1,900,731)	37,236,822
Net cash used in investing activities	(10,855)	(3,555,083)	(27,763,365)

The Group's consolidated assets do not include any collateral for Leisen Education's and Wentai Investment's obligations.

There was no pledge or collateral of the assets either in Leisen Education or Wentai Investment. Creditors of Leisen Education have no recourse to the general credit of Animation Digital or the Company, which is the primary beneficiary of Leisen Education. Creditors of Wentai Investment have no recourse to the general credit of Wentai Education or the Company, which is primary beneficiary of Wentai Investment.